3. COMMITMENTS (Details Narrative) - USD ($)		3 Months Ended	12 Months Ended
	Jul. 02, 2019	Sep. 30, 2019	Jun. 30, 2019	Jun. 30, 2018	Jan. 01, 2016
Capital lease obligation		$ 12,266	$ 14,599		$ 51,252
Net book value of assets held under capital leases			13,192
Rent expense		$ 17,089	58,228	$ 58,100
Operating lease cost			4,976
Stock Subscriptions [Member]
Proceeds from sale of stock			925,000
2019 July Stock Sale [Member] | Subsequent Event [Member]
Proceeds from sale of stock	$ 25,000
Stock issued during period, shares	760,000
Chairman of the Board [Member]
Payment for services			20,000
Accrued board fees			$ 10,000
Pessin [Member] | Registration Rights Agreement [Member] | Subsequent Event [Member]
Proceeds from sale of stock	$ 250,000
Stock issued during period, shares	200,000